Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current and Non-current Assets
Straight-lining of revenue	$ 36,495	$ 22,007
Marketable securities	86,029
Claims receivable	12,026	15,169
Vessel held for sale		3,297
Other current assets	7,623	7,332
Total current assets	142,173	47,805
Straight-lining of revenue	63,382	83,873
Other non-current assets	9,245	6,050
Total non-current assets	$ 72,627	$ 89,923